Fair Value Measurements (Tables)	12 Months Ended
Dec. 02, 2012
Fair Value Measurements
Schedule of the fair values of assets and liabilities

The following table provides a summary of the fair value of assets and liabilities (in thousands):

		Fair Value Measurements at December 2, 2012 Using
	December 2, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Foreign exchange and commodity derivative assets	$18	$—	$18	$—
Foreign exchange and commodity derivative liabilities	(268)	—	(268)	—

Total	$(250)	$—	$(250)	$—

		Fair Value Measurements at November 27, 2011 Using
	November 27, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Foreign exchange and commodity derivative assets	$1,379	$—	$1,379	$—
Foreign exchange and commodity derivative liabilities	(34)	—	(34)	—
Embedded foreign currency derivative in lease agreement	56	—	—	56

Total	$1,401	$—	$1,345	$56

Schedule of fair value of long term debt, based on quoted market prices

The fair value of long term debt which is valued using Level 1 inputs based on quoted market prices, at December 2, 2012 was as follows (in thousands):

Senior Secured Notes	$294,300
Convertible Notes	519,111
Senior Subordinated Notes	271,312